JPMorgan Value Advantage Fund Class L Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	10.46%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	11.79%	10.27%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.75%	9.05%	8.45%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	9.00%	8.10%